Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Revenues are Disaggregated by Timing of Revenue Recognition

The Group’s revenues are disaggregated by timing of revenue recognition as follows:

	For the nine months ended September 30,
	2024	2025
Revenue recognized at a point of time	$278,663	$301,535
Revenue recognized over time	34,046	36,549
Revenues	$312,709	$338,084

Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in creating the unaudited condensed consolidated financial statements:
	As of December 31,	As of September 30,
	2024	2025
Balance sheet items, except for equity accounts	7.2993	7.119

	For the nine months ended September 30,
	2024	2025
Items in the statements of operations and comprehensive loss, and statements of cash flows	7.1977	7.2201